Prepayments and Other Receivables (Details) - Schedule of Prepayments and Other Receivables	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)
Schedule Of Prepayments And Other Receivables [Abstract]
Rental deposit	$ 80,000	$ 10,244	$ 165,550
Others			32,099
Total	$ 80,000	$ 10,244	$ 197,649